PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2014
PROPERTY, PLANT AND EQUIPMENT [Text Block]

11. PROPERTY, PLANT AND EQUIPMENT

As of December 31, 2014 and 2013, property, plant and equipment consist of:

	December 31,
	2014	2013
Office buildings	$9,003,181	$8,926,101
Plant and machinery	-	26,757,195
Electronic equipment, furniture and fixtures	13,569,807	11,145,045
Motor vehicles	1,378,245	1,347,842
Purchased software	3,228,907	13,071,230
	27,180,140	61,247,413
Less: accumulated depreciation	(14,376,955)	(29,716,386)
	$12,803,185	$31,531,027

Depreciation expense for the years ended December 31, 2014, 2013 and 2012 was approximately $2.47 million, $8.11 million and $11.53 million, respectively.

Management regularly evaluates property, plant and equipment for impairment if an event occurs or circumstances change that would potentially indicate that the carrying value of the property, plant and equipment and exceeded its fair value. Management utilizes the discounted cash flow method to estimate the fair value of the property, plant and equipment.

Based on the discounted cash flow method, management determined that approximately $0.83 million, $29.98 million and $11.81 million of purchased software was impaired during the years ended December 31, 2014, 2013 and 2012.